Principal accounting policies - Intangible assets, net (Details)	Dec. 31, 2024
Computer software and systems | Minimum
Principal accounting policies
Useful life (in years)	2 years
Computer software and systems | Maximum
Principal accounting policies
Useful life (in years)	5 years
Developed technologies
Principal accounting policies
Useful life (in years)	5 years
Customer relationship | Minimum
Principal accounting policies
Useful life (in years)	4 years
Customer relationship | Maximum
Principal accounting policies
Useful life (in years)	5 years
Brand name
Principal accounting policies
Useful life (in years)	4 years
Contract backlog
Principal accounting policies
Useful life (in years)	3 years
Advertising contract
Principal accounting policies
Useful life (in years)	30 years